STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes the stock option activity for the six months ended June 30, 2023:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2022	865,983	$1.67
Grants	1,972,728	.07
Exercised	-	-
Cancelled	644	67.40
Balance as of June 30, 2023	2,838,067	$.57

The following summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Options	Weighted-Average
	Outstanding	Exercise Price
Balance as of December 31, 2020	735	$775.93
Grants	1,386	304.44
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	2,121	$775.93
Grants	865,116	1.34
Exercised	-	-
Cancelled	1,254	67.40
Balance as of December 31, 2022	865,983	$1.67

SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST

The following summarizes certain information about stock options vested and expected to vest as of June 30, 2023:

	Number of Options	Weighted-Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
Outstanding	2,838,067	9.07	$.78
Exercisable	477,112	8.29	$3.14
Expected to vest	2,838,067	9.07	$.78

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2022:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted-Average
	Options	(In Years)	Exercise Price
Outstanding	865,983	4.85	$1.54
Exercisable	689,948	4.83	$1.67
Expected to vest	865,983	4.85	$1.54

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following summarizes the restricted stock activity for the six months ended June 30, 2023:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2022	322,798	$225,639
Shares of restricted stock granted	2,550,000	180,000
Exercised	-	-
Cancelled	-	-
Balance as of June 30, 2023	2,872,798	$405,639

The following summarizes the restricted stock activity for the years ended December 31, 2022 and 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	923	748.89
Shares of restricted stock granted	447	413.33
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	1,370	639.22
Shares of restricted stock granted	321,428	225,000
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2022	322,798	225,639

SCHEDULE OF RESTRICTED STOCK AWARD
Number of Restricted Stock Awards	June 30, 2023	December 31, 2022
Vested	322,798	1,370
Non-vested	2,550,000	321,428

	December 31,	December 31,
Number of Restricted Stock Awards	2022	2021
Vested	1,370	1,370
Non-vested	321,428	-

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED
	2022	2021
Expected term (years)	5	5.74
Expected stock price volatility	280.82%	296.25%
Weighted-average risk-free interest rate	3.65%	0.62%
Expected dividend	$0.00	$0.00